EQUITY - Restricted net assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
EQUITY
Statutory reserve	$ 898,133	$ 898,133
Amount of net assets restricted	$ 33,718,654	$ 33,718,654